Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit before taxation	¥ 148,137	¥ 144,462	¥ 143,734
Adjustments for:
Depreciation of property, plant and equipment	149,780	138,090	136,832
Amortization of other intangible assets	515	499	274
Amortization of land lease prepayments	446	443	426
Gain on the transfer of Tower Assets			(15,525)
Loss/(gain) on disposal of property, plant and equipment	8	(180)	(4)
Write-off and impairment of property, plant and equipment	12,593	7,216	7,614
Impairment loss of doubtful accounts	3,392	3,734	4,839
Write-down of inventories	297	282	272
Interest income	(15,883)	(16,005)	(15,852)
Finance costs	210	235	455
Dividend income from unlisted securities			(11)
Share of profit of investments accounted for using the equity method	(9,949)	(8,636)	(8,090)
Unrealized exchange (gain)/loss, net	(27)	115	182
Gain on disposal of other financial assets			(14)
Operating cash flows before changes in working capital	289,519	270,255	255,132
(Increase)/decrease in inventories	(1,690)	886	(1,005)
Increase in accounts receivable	(8,367)	(4,930)	(5,830)
Decrease/(increase) in other receivables	648	(4,668)	(1,341)
(Increase)/decrease in prepayments and other current assets	(6,330)	(5,071)	276
Decrease/(increase) in amount due from ultimate holding company		26	(135)
Increase in deposited customer reserves	(3,047)
(Decrease)/increase in accounts payable	(1,246)	11,931	(6,832)
Increase in bills payable	1,695	227	12
Increase in deferred revenue	1,811	7,231	14,005
Increase in accrued expenses and other payables	9,956	17,545	18,633
Increase/(decrease) in amount due to ultimate holding company	24	10	(32)
Cash generated from operations	282,973	293,442	272,883
Tax paid
Net cash generated from operating activities	245,514	253,701	235,089
Investing activities
Capital expenditure	(193,015)	(188,209)	(172,243)
Land lease prepayments and others	(590)	(1,157)	(1,450)
Acquisition of other intangible assets	(638)	(1,399)	(212)
Proceeds from disposal of property, plant and equipment	287	564	7
Decrease/(increase) in bank deposits	53,889	(11,967)	30,177
Decrease/(increase) in restricted bank deposits (excluding deposited customer reserves)	578	(135)	4,877
Interest received	15,204	13,862	15,655
Payment for investment accounted for using the equity method	(168)	(2,451)	(376)
Dividends received from investments accounted for using the equity method	847	1,944	2,842
Dividends received from unlisted securities			11
Purchase of available-for-sale financial assets	(106,296)	(77,320)	(24,965)
Maturity of available-for-sale financial assets	75,550	65,881	8,294
Short-term loans granted by China Mobile Finance and payment for other investments	(14,417)	(1,650)	(5,500)
Maturity of short-term loans granted by China Mobile Finance and other investments	4,650	2,500
Proceeds from disposal of other financial assets			140
Receipt of consideration from China Tower	57,585	5,000
Others	1	14
Net cash used in investing activities	(106,533)	(194,523)	(142,743)
Financing activities
Proceeds from issuance of shares under share option scheme			1,024
Capital injection from non-controlling shareholders of a subsidiary			870
Interest paid	(247)	(232)	(442)
Dividends paid to the Company's equity shareholders	(106,036)	(46,991)	(47,912)
Dividends paid to non-controlling shareholders of subsidiaries	(7)	(13)	(21)
Consideration for business combination under common control			(31,880)
Proceeds from entrusted loans			8,592
Repayment of entrusted loans			(18,834)
Short-term deposits placed by ultimate holding company	8,611	5,552	7,274
Repayment of short-term deposits placed by ultimate holding company	(5,552)	(7,274)	(4,181)
Repayment of bonds	(5,000)		(1,000)
Net cash used in financing activities	(108,231)	(48,958)	(86,510)
Net increase in cash and cash equivalents	30,750	10,220	5,836
Cash and cash equivalents at beginning of year	90,413	79,842	73,812
Effect of changes in foreign exchange rate	(527)	351	194
Cash and cash equivalents at end of year	120,636	90,413	79,842
Hong Kong [member]
Tax paid
Tax paid	(135)	(236)	(232)
PRC [member]
Tax paid
Tax paid	¥ (37,324)	¥ (39,505)	¥ (37,562)